Components of Accumulated Other Comprehensive Loss Included in Stockholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Comprehensive Income (Loss) [Line Items]
Net unrealized (loss) gain on securities available-for-sale	$ (636)	$ 524
Net unrealized gain (loss) for funded (unfunded) status of defined benefit plan liability	346	(2,169)
Accumulated other comprehensive income (Loss), before taxes, total	(290)	(1,645)
Tax effect	99	558
Net-of-tax amount	$ (191)	$ (1,087)